Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule Of Lease Revenue By Segment

	2011	2012	2013

United States of America	8.8%	12.1%	17.3%
Russia	10.3%	9.4%	9.6%

Schedule Of Long-Lived Assets By Segment

	2012	2013

United States of America	16.6%	22.2%
Russia	11.4%	10.4%